Leases - Schedule of Classification of Lease Liabilities (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 83.9	$ 79.9
Non-current lease liabilities	246.9	250.6
Lease liabilities	330.8	330.5	$ 334.8
Retail stores
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	70.3	65.8
Non-current lease liabilities	189.7	189.9
Lease liabilities	260.0	255.7	259.2
Manufacturing facilities
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	6.1	6.3
Non-current lease liabilities	17.2	17.5
Lease liabilities	23.3	23.8	27.7
Other
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	7.5	7.8
Non-current lease liabilities	40.0	43.2
Lease liabilities	$ 47.5	$ 51.0	$ 47.9